LOSS PER SHARE (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Numerator:
Net loss	$ (29,987)	$ (4,819)	$ (4,230)
Accretion of Series C convertible redeemable preferred shares		(1,621)	(2,971)
Net loss attributable to ordinary shareholders	(29,987)	(6,440)	(7,201)
Net loss attributable to shareholders of the Company allocated for computing net loss per ordinary share-basic	(29,987)	(6,440)	(6,843)
Net loss attributable to shareholders of the company allocated for computing net loss per nonvested share-basic			(358)
Net loss per ordinary share-basic	$ (0.30)	$ (0.09)	$ (0.20)
Net loss per nonvested share-basic			$ (0.20)
Net Loss per ordinary share-diluted	$ (0.30)	$ (0.09)	$ (0.20)
Shares (denominator):
Weighted average number of shares used in calculating net loss per nonvested share-basic			1,792,535
Weighted average number of shares used in calculating net loss per ordinary share-basic	99,001,560	71,555,449	34,316,430
Series A convertible preferred shares
Computation of basic and diluted net loss per ordinary share
Weighted average number of shares used in calculating net loss per share-basic		6,616,438	15,000,000
Series B convertible preferred shares
Computation of basic and diluted net loss per ordinary share
Weighted average number of shares used in calculating net loss per share-basic		7,729,202	17,522,725
Series C convertible preferred shares
Computation of basic and diluted net loss per ordinary share
Net income attributable to preferred shares for computing basic net income per preferred share		$ 1,621	$ 2,971
Net loss per preferred share (in dollars per share)		$ 0.38	$ 0.31
Weighted average number of shares used in calculating net loss per share-basic		4,257,266	9,651,565